Income taxes - Differences between income taxes (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Bermuda statutory income tax rate	0.00%	0.00%	0.00%
Income subject to tax in other jurisdictions	3.41%	0.26%	0.38%
Effective tax rate	3.41%	0.26%	0.38%